Bank Loans - Additional Information (Detail) $ in Thousands, ¥ in Millions									12 Months Ended
	Mar. 23, 2023	Sep. 23, 2022	Mar. 23, 2021 USD ($) Instalments	Mar. 23, 2021 SGD ($) Instalments	Apr. 30, 2020 SGD ($)	Aug. 30, 2019 SGD ($)	Aug. 30, 2019 CNY (¥)	Sep. 18, 2018 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2021 SGD ($)	Sep. 03, 2021 SGD ($)	Mar. 16, 2021 USD ($)	Dec. 22, 2020	Mar. 18, 2020 SGD ($)	Oct. 16, 2019 SGD ($)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 SGD ($)	Aug. 30, 2019 CNY (¥)	Apr. 29, 2019 SGD ($)
Statements [Line Items]
Notional amount														$ 43,700,000				$ 5,000,000.0				$ 56,500,000
Current borrowings									$ 10,244		$ 24,170,000		$ 13,847,000
Line Of Credit Maximum Borrowing Capacity | ¥																					¥ (12)
Proceeds from borrowings, classified as financing activities							¥ 3		186,919	$ 252,658,000	12,000,000	$ 10,000,000
Repayments of borrowings, classified as financing activities									$ 204,605	276,564,000	6,080,000	$ 6,080,000
TDCX KY [Member]
Statements [Line Items]
Percentage of interest acquired																100.00%
Bridging Loan Agreement [Member]
Statements [Line Items]
Notional amount					$ 5,000,000.0
Borrowings, interest rate					2.50%
Borrowings, maturity					August 1, 2025
Repayments of current borrowings										900	$ 0
Borrwings amount installmemt period					53 days
Bottom of range [member] | TDCXHs [Member]
Statements [Line Items]
Net worth of tangible assets													$ 42,000,000
Debt equity ratio									3				3
Bottom of range [member] | TDCX SG [Member]
Statements [Line Items]
Net worth of tangible assets													$ 25,000,000
Debt equity ratio									2.0				2.0
Debt service coverage ratio									2				2
Debt EBITDA Ratio									2.0				2.0
Interest Rate Derivatives Facility [Member]
Statements [Line Items]
Notional amount																						7,600,000
Interest Rate Derivatives Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount														3,500,000
Interest Rate Derivatives Facility [Member] | Bottom of range [member]
Statements [Line Items]
Notional amount																		7,600,000
Interest Rate Derivatives Facility [Member] | Top of range [member]
Statements [Line Items]
Notional amount																		$ 3,500,000
Advance Facility [Member]
Statements [Line Items]
Notional amount																						20,000,000.0
Borrowings, interest rate																	1.25%	1.25%
Drew down loans																	$ 7,000,000.0	$ 10,000,000.0
Advance Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount														20,000,000.0
Refinancing Facility [Member]
Statements [Line Items]
Notional amount																						27,400,000
Bankers Guarantee [Member]
Statements [Line Items]
Notional amount																						$ 1,500,000
Foreign Exchange Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount														5,000,000.0
Multicurrency Specific Advance Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount														13,700,000
Current borrowings													$ 1,500,000
Reduction in the facility limit per quarter										$ 1,500,000
Bankers Gurantee [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount														1,500,000
Standby Letter Of Credit [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount														$ 2,000,000.0
Facility IV [Member] | 2021 Loan [Member]
Statements [Line Items]
Repayment of loan extension period			12 months	12 months
Number of installments for repayment of loan | Instalments			3	3
First installment basis	first
Percentage of principal amount outstanding on loans	25.00%	25.00%
Principal payment of first installment loan due period	24 months
Second installment basis		second
Principal payment of second instalment loan due period		30 months
Principal payment of third installment loan due period	36 months
Percentage of principal amount deposited in collateralized bank			80.00%	80.00%
Facility IV [Member] | TDCX KY [Member]
Statements [Line Items]
Percentage of interest acquired			100.00%	100.00%
Facility IV [Member] | TDCX KY [Member] | 2021 Loan [Member]
Statements [Line Items]
Proceeds from borrowing distributed as loan			$ 188,000	$ 252,000,000
Facility IV [Member] | Credit Facility Agreement [Member] | Third Party Financial Institution [Member]
Statements [Line Items]
Borrowings															$ 188,000
Facility IV [Member] | Bottom of range [member] | London Interbank Offered Rate LIBOR [Member] | 2021 Loan [Member]
Statements [Line Items]
Borrowings, interest rate			3.15%	3.15%
Facility IV [Member] | Top of range [member] | London Interbank Offered Rate LIBOR [Member] | 2021 Loan [Member]
Statements [Line Items]
Borrowings, interest rate			3.45%	3.45%
Financial Institution [Member]
Statements [Line Items]
Notional amount								$ 30,400,000
Borrowings, interest rate								3.00%
Borrowings, maturity								October 17, 2023
Borrwings amount installmemt period								20 days
Revolving Credit Facility [Member] | Facility III [Member]
Statements [Line Items]
Borrowings adjustment to interest rate																			1.00%	1.00%	1.00%
Line Of Credit Maximum Borrowing Capacity																				$ 2,500,000
Borrowings, interest rate basis						one-year loan prime rate plus 1%.	one-year loan prime rate plus 1%.
Proceeds from borrowings, classified as financing activities						$ 600,000
Repayments of borrowings, classified as financing activities						$ 0
letter Of Credit [Member] | Facility III [Member]
Statements [Line Items]
Net Worth, Minimum compliance | ¥																					¥ 18
Line of credit maximum borrowing capacity																			$ 2,000